Consolidated Statements of Shareholders Equity - CAD ($)	Total	Common Shares	Common Shares Issuable	Reserves	Accumulated Other Comprehensive Income - Foreign Currency Translation	Deficit
Balance, shares at Jan. 31, 2019		9,689,966
Balance, amount at Jan. 31, 2019	$ 3,495,512	$ 21,395,999	$ 10,000	$ 17,038,202	$ 123,065	$ (35,071,754)
Statement [Line Items]
Common shares issued for services (Notes 12(i) and 12(k)), shares		123,790
Common shares issued for services (Notes 12(i) and 12(k)), amount	205,129	$ 215,129	(10,000)	0	0	0
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(j)), shares		169,032
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(j)), amount	338,065	$ 338,065	0	0	0	0
Common shares issued for conversion of debentures (Note 12(o)), shares		59,524
Common shares issued for conversion of debentures (Note 12(o)), amount	250,000	$ 261,821	0	(11,821)	0	0
Common shares and warrants issued for cash (Notes 12(l) and 12(m)), shares		6,695,000
Common shares and warrants issued for cash (Notes 12(l) and 12(m)), amount	16,390,000	$ 16,390,000	0	0	0	0
Common shares and warrants issued as share issue costs (Notes 12(l) and 12(n)), shares		470,800
Common shares and warrants issued as share issue costs (Notes 12(l) and 12(n)), amount	(80,000)	$ (1,081,566)	0	1,001,566	0	0
Share-based payments (Note 15)	1,597,655	0	0	1,597,655	0	0
Foreign currency translation adjustment of foreign operations	48,962	0	0	0	48,962	0
Net loss	(19,588,762)	$ 0	0	0	0	(19,588,792)
Balance, shares at Jan. 31, 2020		17,208,112
Balance, amount at Jan. 31, 2020	2,656,561	$ 37,519,448	0	19,625,602	172,027	(54,660,516)
Statement [Line Items]
Share-based payments (Note 15)	826,632	0	0	826,632	0	0
Foreign currency translation adjustment of foreign operations	(62,380)	0	0	0	(62,380)	0
Net loss	(36,350,790)	$ 0	0	0	0	(36,350,790)
Common shares issued for services (Note 12(a)), shares		1,235,399
Common shares issued for services (Note 12(a)), amount	1,351,807	$ 1,762,813	0	(411,006)	0	0
Common shares and warrants issued for cash, net (Notes 12(b) and 12(c)), shares		716,725
Common shares and warrants issued for cash, net (Notes 12(b) and 12(c)), amount	1,289,343	$ 1,185,794	0	103,549	0	0
Common shares issued for asset acquisitions (Notes 6, 12(d) and 12(f)), shares		31,550,572
Common shares issued for asset acquisitions (Notes 6, 12(d) and 12(f)), amount	22,861,128	$ 22,760,816	0	100,312	0	0
Common shares issued on exercise of special warrants and warrants (Notes 12(e) and 12(h)), shares		646,000
Common shares issued on exercise of special warrants and warrants (Notes 12(e) and 12(h)), amount	189,600	$ 339,600	0	(150,000)	0	0
Common shares issued on conversion of convertible debenture (Note 12(g)), shares		89,034
Common shares issued on conversion of convertible debenture (Note 12(g)), amount	102,389	$ 102,389	0	0	0	0
Equity component of convertible debentures	12,671	0	0	12,671	0	0
Special warrants issued for cash, net (Note 12(e))	$ 2,510,784	$ 0	0	2,510,784	0	0
Balance, shares at Jan. 31, 2021	1,167,339	51,445,842
Balance, amount at Jan. 31, 2021	$ (4,612,255)	$ 63,670,860	$ 0	$ 22,618,544	$ 109,647	$ (91,011,306)